Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB CAP FUND, INC.
Entity Central Index Key	0000081443
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000103967
Shareholder Report [Line Items]
Fund Name	AB Emerging Markets Multi-Asset Portfolio
Class Name	Class A
Trading Symbol	ABAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABAEX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABAEX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$140	1.24%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12‑month period ended March 31, 2026, all share classes of the Fund underperformed the MSCI EM Index (net) (the “benchmark”), before sales charges. Emerging‑market equity assets contributed the majority of the Fund's absolute returns, reflecting active positioning and security selection across equity exposures. Fixed‑income assets also contributed positively during the period, supported by emerging‑markets debt and US Treasury holdings. Currency positioning detracted from performance, reflecting the impact of currency exposure and hedging activity. Overall, security selection within equity assets contributed positively, while currency effects offset a portion of these gains.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class A (with sales charges)	MSCI EM Index (net)
03/16	$9,576	$10,000
03/17	$10,709	$11,722
03/18	$12,053	$14,644
03/19	$11,306	$13,559
03/20	$9,441	$11,161
03/21	$14,177	$17,677
03/22	$12,317	$15,668
03/23	$11,178	$13,991
03/24	$12,936	$15,132
03/25	$14,394	$16,356
03/26	$18,157	$21,190

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class A (without sales charges)	26.14%	5.07%	6.61%
Class A (with sales charges)	20.79%	4.16%	6.15%
MSCI EM Index (net)	29.55%	3.69%	7.80%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/multi-asset/ab-emerging-markets-multi-asset-portfolio.A.01877E552.html#performance for the most recent performance information.

AssetsNet	$ 155,205,927
Holdings Count | Holding	379
Advisory Fees Paid, Amount	$ 703,565
InvestmentCompanyPortfolioTurnover	135.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$155,205,927
# of Portfolio Holdings	379
Portfolio Turnover Rate	135%
Total Advisory Fees Paid (Net)	$703,565

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	64.6%
Sovereign Bonds	16.9%
Corporate Bonds	4.3%
Quasi-Sovereign Bonds	2.6%
Emerging Markets - Treasuries	1.6%
Preferred Stocks	0.0%
Short-Term Investments	8.9%
Other assets less liabilities	1.1%
Total	100.0%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	21.4%
Sovereign Bonds	16.9%
Financials	13.3%
Consumer Discretionary	6.5%
Materials	6.3%
Energy	5.8%
Industrials	4.5%
Corporate Bonds	4.3%
Communication Services	2.9%
Quasi-Sovereign Bonds	2.6%
Real Estate	1.9%
Emerging Markets - Treasuries	1.6%
Health Care	1.0%
Others	1.0%
Short-Term Investments	8.9%
Other assets less liabilities	1.1%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
China	15.9%
Taiwan	13.6%
South Korea	10.1%
Brazil	7.1%
India	6.5%
Poland	3.0%
South Africa	2.9%
United Arab Emirates	2.9%
Mexico	2.8%
Chile	2.1%
Colombia	2.0%
Turkey	2.0%
Romania	1.3%
Others	17.8%
Short-Term Investments	8.9%
Other assets less liabilities	1.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$15,664,481	10.1%
Samsung Electronics Co., Ltd.	$7,098,855	4.6%
SK hynix, Inc.	$3,787,730	2.4%
Delta Electronics, Inc.	$2,957,928	1.9%
ORLEN SA	$2,631,188	1.7%
Petroleo Brasileiro SA - Petrobras (Preference Shares)	$2,296,389	1.5%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)	$2,221,595	1.4%
Itau Unibanco Holding SA (Preference Shares)	$2,171,436	1.4%
Grupo Financiero Banorte SAB de CV	$2,132,867	1.4%
PetroChina Co., Ltd. - Class H	$2,024,868	1.3%
Total	$42,987,337	27.7%

Material Fund Change [Text Block]
C000103969
Shareholder Report [Line Items]
Fund Name	AB Emerging Markets Multi-Asset Portfolio
Class Name	Advisor Class
Trading Symbol	ABYEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABYEX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABYEX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$112	0.99%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12‑month period ended March 31, 2026, all share classes of the Fund underperformed the MSCI EM Index (net) (the “benchmark”), before sales charges. Emerging‑market equity assets contributed the majority of the Fund's absolute returns, reflecting active positioning and security selection across equity exposures. Fixed‑income assets also contributed positively during the period, supported by emerging‑markets debt and US Treasury holdings. Currency positioning detracted from performance, reflecting the impact of currency exposure and hedging activity. Overall, security selection within equity assets contributed positively, while currency effects offset a portion of these gains.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	MSCI EM Index (net)
03/16	$10,000	$10,000
03/17	$11,207	$11,722
03/18	$12,640	$14,644
03/19	$11,890	$13,559
03/20	$9,959	$11,161
03/21	$14,978	$17,677
03/22	$13,050	$15,668
03/23	$11,861	$13,991
03/24	$13,773	$15,132
03/25	$15,361	$16,356
03/26	$19,433	$21,190

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Advisor Class	26.51%	5.35%	6.87%
MSCI EM Index (net)	29.55%	3.69%	7.80%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/multi-asset/ab-emerging-markets-multi-asset-portfolio.Advisor.01877E545.html#performance for the most recent performance information.

AssetsNet	$ 155,205,927
Holdings Count | Holding	379
Advisory Fees Paid, Amount	$ 703,565
InvestmentCompanyPortfolioTurnover	135.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$155,205,927
# of Portfolio Holdings	379
Portfolio Turnover Rate	135%
Total Advisory Fees Paid (Net)	$703,565

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	64.6%
Sovereign Bonds	16.9%
Corporate Bonds	4.3%
Quasi-Sovereign Bonds	2.6%
Emerging Markets - Treasuries	1.6%
Preferred Stocks	0.0%
Short-Term Investments	8.9%
Other assets less liabilities	1.1%
Total	100.0%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	21.4%
Sovereign Bonds	16.9%
Financials	13.3%
Consumer Discretionary	6.5%
Materials	6.3%
Energy	5.8%
Industrials	4.5%
Corporate Bonds	4.3%
Communication Services	2.9%
Quasi-Sovereign Bonds	2.6%
Real Estate	1.9%
Emerging Markets - Treasuries	1.6%
Health Care	1.0%
Others	1.0%
Short-Term Investments	8.9%
Other assets less liabilities	1.1%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
China	15.9%
Taiwan	13.6%
South Korea	10.1%
Brazil	7.1%
India	6.5%
Poland	3.0%
South Africa	2.9%
United Arab Emirates	2.9%
Mexico	2.8%
Chile	2.1%
Colombia	2.0%
Turkey	2.0%
Romania	1.3%
Others	17.8%
Short-Term Investments	8.9%
Other assets less liabilities	1.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$15,664,481	10.1%
Samsung Electronics Co., Ltd.	$7,098,855	4.6%
SK hynix, Inc.	$3,787,730	2.4%
Delta Electronics, Inc.	$2,957,928	1.9%
ORLEN SA	$2,631,188	1.7%
Petroleo Brasileiro SA - Petrobras (Preference Shares)	$2,296,389	1.5%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)	$2,221,595	1.4%
Itau Unibanco Holding SA (Preference Shares)	$2,171,436	1.4%
Grupo Financiero Banorte SAB de CV	$2,132,867	1.4%
PetroChina Co., Ltd. - Class H	$2,024,868	1.3%
Total	$42,987,337	27.7%

Material Fund Change [Text Block]
C000103968
Shareholder Report [Line Items]
Fund Name	AB Emerging Markets Multi-Asset Portfolio
Class Name	Class C
Trading Symbol	ABCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABCEX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABCEX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$224	1.99%

Expenses Paid, Amount	$ 224
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12‑month period ended March 31, 2026, all share classes of the Fund underperformed the MSCI EM Index (net) (the “benchmark”), before sales charges. Emerging‑market equity assets contributed the majority of the Fund's absolute returns, reflecting active positioning and security selection across equity exposures. Fixed‑income assets also contributed positively during the period, supported by emerging‑markets debt and US Treasury holdings. Currency positioning detracted from performance, reflecting the impact of currency exposure and hedging activity. Overall, security selection within equity assets contributed positively, while currency effects offset a portion of these gains.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class C (with sales charges)	MSCI EM Index (net)
03/16	$10,000	$10,000
03/17	$11,088	$11,722
03/18	$12,391	$14,644
03/19	$11,538	$13,559
03/20	$9,563	$11,161
03/21	$14,251	$17,677
03/22	$12,287	$15,668
03/23	$11,060	$13,991
03/24	$12,695	$15,132
03/25	$14,036	$16,356
03/26	$17,568	$21,190

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class C (without sales charges)	25.16%	4.27%	5.80%
Class C (with sales charges)	24.16%	4.27%	5.80%
MSCI EM Index (net)	29.55%	3.69%	7.80%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/multi-asset/ab-emerging-markets-multi-asset-portfolio.C.01877E537.html#performance for the most recent performance information.

AssetsNet	$ 155,205,927
Holdings Count | Holding	379
Advisory Fees Paid, Amount	$ 703,565
InvestmentCompanyPortfolioTurnover	135.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$155,205,927
# of Portfolio Holdings	379
Portfolio Turnover Rate	135%
Total Advisory Fees Paid (Net)	$703,565

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	64.6%
Sovereign Bonds	16.9%
Corporate Bonds	4.3%
Quasi-Sovereign Bonds	2.6%
Emerging Markets - Treasuries	1.6%
Preferred Stocks	0.0%
Short-Term Investments	8.9%
Other assets less liabilities	1.1%
Total	100.0%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	21.4%
Sovereign Bonds	16.9%
Financials	13.3%
Consumer Discretionary	6.5%
Materials	6.3%
Energy	5.8%
Industrials	4.5%
Corporate Bonds	4.3%
Communication Services	2.9%
Quasi-Sovereign Bonds	2.6%
Real Estate	1.9%
Emerging Markets - Treasuries	1.6%
Health Care	1.0%
Others	1.0%
Short-Term Investments	8.9%
Other assets less liabilities	1.1%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
China	15.9%
Taiwan	13.6%
South Korea	10.1%
Brazil	7.1%
India	6.5%
Poland	3.0%
South Africa	2.9%
United Arab Emirates	2.9%
Mexico	2.8%
Chile	2.1%
Colombia	2.0%
Turkey	2.0%
Romania	1.3%
Others	17.8%
Short-Term Investments	8.9%
Other assets less liabilities	1.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$15,664,481	10.1%
Samsung Electronics Co., Ltd.	$7,098,855	4.6%
SK hynix, Inc.	$3,787,730	2.4%
Delta Electronics, Inc.	$2,957,928	1.9%
ORLEN SA	$2,631,188	1.7%
Petroleo Brasileiro SA - Petrobras (Preference Shares)	$2,296,389	1.5%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)	$2,221,595	1.4%
Itau Unibanco Holding SA (Preference Shares)	$2,171,436	1.4%
Grupo Financiero Banorte SAB de CV	$2,132,867	1.4%
PetroChina Co., Ltd. - Class H	$2,024,868	1.3%
Total	$42,987,337	27.7%

Material Fund Change [Text Block]
C000103972
Shareholder Report [Line Items]
Fund Name	AB Emerging Markets Multi-Asset Portfolio
Class Name	Class I
Trading Symbol	ABIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIEX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABIEX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$112	0.99%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12‑month period ended March 31, 2026, all share classes of the Fund underperformed the MSCI EM Index (net) (the “benchmark”), before sales charges. Emerging‑market equity assets contributed the majority of the Fund's absolute returns, reflecting active positioning and security selection across equity exposures. Fixed‑income assets also contributed positively during the period, supported by emerging‑markets debt and US Treasury holdings. Currency positioning detracted from performance, reflecting the impact of currency exposure and hedging activity. Overall, security selection within equity assets contributed positively, while currency effects offset a portion of these gains.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class I	MSCI EM Index (net)
03/16	$10,000	$10,000
03/17	$11,203	$11,722
03/18	$12,637	$14,644
03/19	$11,887	$13,559
03/20	$9,949	$11,161
03/21	$14,985	$17,677
03/22	$13,041	$15,668
03/23	$11,858	$13,991
03/24	$13,770	$15,132
03/25	$15,373	$16,356
03/26	$19,426	$21,190

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class I	26.36%	5.33%	6.87%
MSCI EM Index (net)	29.55%	3.69%	7.80%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/multi-asset/ab-emerging-markets-multi-asset-portfolio.I.01877E529.html#performance for the most recent performance information.

AssetsNet	$ 155,205,927
Holdings Count | Holding	379
Advisory Fees Paid, Amount	$ 703,565
InvestmentCompanyPortfolioTurnover	135.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$155,205,927
# of Portfolio Holdings	379
Portfolio Turnover Rate	135%
Total Advisory Fees Paid (Net)	$703,565

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	64.6%
Sovereign Bonds	16.9%
Corporate Bonds	4.3%
Quasi-Sovereign Bonds	2.6%
Emerging Markets - Treasuries	1.6%
Preferred Stocks	0.0%
Short-Term Investments	8.9%
Other assets less liabilities	1.1%
Total	100.0%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	21.4%
Sovereign Bonds	16.9%
Financials	13.3%
Consumer Discretionary	6.5%
Materials	6.3%
Energy	5.8%
Industrials	4.5%
Corporate Bonds	4.3%
Communication Services	2.9%
Quasi-Sovereign Bonds	2.6%
Real Estate	1.9%
Emerging Markets - Treasuries	1.6%
Health Care	1.0%
Others	1.0%
Short-Term Investments	8.9%
Other assets less liabilities	1.1%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
China	15.9%
Taiwan	13.6%
South Korea	10.1%
Brazil	7.1%
India	6.5%
Poland	3.0%
South Africa	2.9%
United Arab Emirates	2.9%
Mexico	2.8%
Chile	2.1%
Colombia	2.0%
Turkey	2.0%
Romania	1.3%
Others	17.8%
Short-Term Investments	8.9%
Other assets less liabilities	1.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$15,664,481	10.1%
Samsung Electronics Co., Ltd.	$7,098,855	4.6%
SK hynix, Inc.	$3,787,730	2.4%
Delta Electronics, Inc.	$2,957,928	1.9%
ORLEN SA	$2,631,188	1.7%
Petroleo Brasileiro SA - Petrobras (Preference Shares)	$2,296,389	1.5%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)	$2,221,595	1.4%
Itau Unibanco Holding SA (Preference Shares)	$2,171,436	1.4%
Grupo Financiero Banorte SAB de CV	$2,132,867	1.4%
PetroChina Co., Ltd. - Class H	$2,024,868	1.3%
Total	$42,987,337	27.7%

Material Fund Change [Text Block]